Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
PRC statutory income tax rates	$ (51,872)
Permanent book-tax difference	(13,581)
Share-based compensation	2,999
Super deduction of R&D expense	(11,169)
Change in fair value of Cryptocurrency and cryptocurrency receivable	(4,560)
Others	(851)
Foreign tax effects:	21,537
Effect of tax holiday	4,023
Change in valuation allowance	41,747
Unrecognized tax benefit	924
Income tax (benefit) expense	$ 2,778	$ 77,483	$ (51,340)
Percent
PRC statutory income tax rates	(25.00%)	(25.00%)	(25.00%)
Permanent book-tax difference	(6.50%)	(4.00%)	(1.90%)
Share-based compensation	1.50%	3.50%	1.00%
Super deduction of R&D expense	(5.40%)	7.80%	2.90%
Change in fair value of Cryptocurrency and cryptocurrency receivable	(2.20%)
Others	(0.40%)	0.30%	0.00%
Foreign tax effects:	(10.40%)
Tax rate differential		5.60%	7.80%
Effect of tax holiday	1.90%	(8.80%)	(4.70%)
Change in valuation allowance	20.10%	55.60%	3.40%
Unrecognized tax benefit	0.40%	4.00%
Total	1.30%	45.00%	(11.00%)
Effects of tax holidays entitled by the PRC subsidiaries	$ 4,023	$ 15,126	$ 21,998
Cayman
Amount
Tax rate differential	$ 19,470
Percent
Tax rate differential	9.40%
United States
Amount
Tax rate differential	$ 2,070
Percent
Tax rate differential	1.00%
Others
Amount
Other	$ 180
Percent
Other	(0.10%)
Singapore
Amount
Tax rate differential	$ 1,453
Non-taxable income	$ (1,636)
Percent
PRC statutory income tax rates	(17.00%)	(17.00%)	(17.00%)
Non-taxable income	0.80%
Tax rate differential	0.70%
Class A and ClassB
Percent
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	$ 0.06	$ 0.37	$ 0.85